Intangible Assets, Net (Details) - Schedule of intangible assets, net - Computer software [member] - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cost
Beginning	$ 969,286	$ 846,958
Additions	26,316	47,163
Disposals	(141)
Exchange difference	(416)	75,165
Ending	995,045	969,286
Accumulated amortization
Beginning	715,834	617,618
Amortization charged for the year	54,745	43,129
Disposals	(141)
Exchange difference	1,199	55,087
Ending	771,637	715,834
Net book value
Net book value	$ 223,408	$ 253,452